File Nos. 333-89822 and 811-21114

PROSHARES TRUST

ProShares UltraShort MSCI Europe and ProShares Ultra MSCI Europe (together, the “Funds”)

Supplement dated April 23, 2013 to the Fund’s prospectus dated October 1, 2013, as previously supplemented (the “Prospectus”)

Effective April 23, 2013, all information pertaining to the Funds is hereby removed from the Prospectus.

Please retain this supplement for future reference.